Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Basic and Diluted Net Loss Per Share

The following table reflects the calculation of basic and diluted net earnings (loss) per share (in dollars, except per share amounts):

	For the Year Ended December 31, 2022		For the Period from April 12, 2021 (Inception) Through December 31, 2021 (as restated)
	Class A	Class B	Class A	Class B
Basic and diluted earnings (loss) per ordinary share
Numerator:
Allocation of net earnings (loss)	$5,605,148	$1,570,832	$(2,839,120)	$(702,753)
Denominator:
Basic and diluted weighted average shares outstanding	10,258,764	2,875,000	11,615,000	2,875,000
Basic and diluted net earnings (loss) per ordinary share	$0.546	$0.546	$(0.244)	$(0.244)

Jet Token, Inc. [Member]
Schedule of Breakout of Revenue

The following is a breakout of revenue components by subcategory for the years ended December 31, 2022 and 2021.

	2022	2021

Software App and Cirrus Charter	$2,004,807	$1,007,468
Jet Card and Fractional Programs	2,257,736	104,726
Management and Other Services	$400,185	$-
Fractional/Whole Aircraft Sales	17,200,000	-
	$21,862,728	$1,112,194